SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021	May 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 2,227,681	$ 2,438,118	$ 2,438,118
Finite-Lived Intangible Assets, Accumulated Amortization	814,364	802,891	296,744
Intangible Assets, Net (Excluding Goodwill)	$ 1,413,317	$ 1,635,227	$ 2,141,374
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years	4 years 6 months	4 years 6 months
Finite-Lived Intangible Assets, Gross	$ 1,023,118	$ 1,023,118	$ 1,023,118
Finite-Lived Intangible Assets, Accumulated Amortization	652,267	498,799	289,884
Intangible Assets, Net (Excluding Goodwill)	370,851	524,319	733,234
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	866,000	866,000	866,000
Finite-Lived Intangible Assets, Accumulated Amortization
Intangible Assets, Net (Excluding Goodwill)	$ 866,000	$ 866,000	$ 866,000
Intangible assets, useful life, description	Indefinite	Indefinite	Indefinite
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years	10 years	10 years
Finite-Lived Intangible Assets, Gross	$ 185,563	$ 546,000	$ 546,000
Finite-Lived Intangible Assets, Accumulated Amortization	34,097	301,675	5,443
Intangible Assets, Net (Excluding Goodwill)	$ 151,466	$ 244,325	$ 540,557
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	2 years 6 months	2 years 6 months
Finite-Lived Intangible Assets, Gross	$ 3,000	$ 3,000	$ 3,000
Finite-Lived Intangible Assets, Accumulated Amortization	3,000	2,417	1,417
Intangible Assets, Net (Excluding Goodwill)		$ 583	$ 1,583
Customer Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Finite-Lived Intangible Assets, Gross	$ 35,000
Finite-Lived Intangible Assets, Accumulated Amortization	29,167
Intangible Assets, Net (Excluding Goodwill)	$ 5,833
Restrictive Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Finite-Lived Intangible Assets, Gross	$ 115,000
Finite-Lived Intangible Assets, Accumulated Amortization	95,833
Intangible Assets, Net (Excluding Goodwill)	$ 19,167